SHORT-TERM INVESTMENTS (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2022	Dec. 31, 2021
SHORT-TERM INVESTMENTS
Short-term investments, gross	₽ 24,419	₽ 28,975
Allowance for ECL	3	(3)
Total short-term investments	24,422	28,972
At amortized cost
SHORT-TERM INVESTMENTS
Notes / loans	2,235	6,383
Deposits	9	1,499
At FVTPL
SHORT-TERM INVESTMENTS
Investments in mutual funds	12,749	10,719
Assets in Sistema-Capital trust management	₽ 9,426	₽ 10,374